Business combinations - Identifiable assets acquired and liabilities (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Jul. 31, 2019
Cash flow analysis:
Net cash outflow arising on acquisition	£ 731,000
Vertical Advanced Engineering Ltd
Assets and liabilities acquired
Financial assets	352,000
Property, plant and equipment	49,000
Identifiable intangible assets	51,000
Financial liabilities	(96,000)
Total identifiable net assets	356,000
Goodwill	1,473,000	£ 1,483,000
Total consideration	1,829,000
Satisfied by:
Cash	1,009,000
Fair value of deferred consideration	820,000	£ 820,000
Total consideration	1,829,000
Cash flow analysis:
Cash consideration	1,009,000
Less: cash and cash equivalent balances acquired	(278,000)
Net cash outflow arising on acquisition	£ 731,000